Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
US Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	$ 10,664,690	$ 244,314,622
US Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
US Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative Liability
Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative Liability	361,200	49,200
Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative Liability
Private Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative Liability
Private Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative Liability	261,890	35,690
Private Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative Liability